Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party	12 Months Ended
Sep. 30, 2023
Wangxiancai Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	Chief Executive Officer
Mr. Sun Zhichen [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	Chief Financial Officer